Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC
Central Index Key	0000828475
Amendment Flag	false
Document Creation Date	Mar. 28, 2017
Document Effective Date	Mar. 31, 2017
Prospectus Date	Mar. 31, 2017
Class T Prospectus | DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class T
Prospectus:
Trading Symbol	DNJTX